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                                 Filed pursuant to Rule 497(j)
                                 Registration File Nos. 33-9421 and 811-5526

                          SIMPSON THACHER & BARTLETT
            A Partnership Which Includes Professional Corporations
                             425 Lexington Avenue
                          New York, N.Y. 10017-3954
                          (212) 455-2000 (Telephone)
                             (212) 455-2501 (Fax)


                                                        January 7, 1998

                                     Re: Avesta Trust
                                         33-9421; 811-5526


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Dear Sir or Madam:

      Pursuant to Rule 497(j) under the Securities Act of 1933, and in lieu of the filing required pursuant to paragraph (c) of the Rule, the undersigned hereby certifies on behalf of the above referenced Trust, as follows:

      (1) the form of Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the Trust's registration statement filed on December 30, 1997; and

      (2) the text of the most recent amendment to the Trust's registration statement was filed electronically. Any questions regarding this letter should be addressed to Nick Patnaik at 212-455-3193.


                                          Very truly yours,

                                          SIMPSON THACHER & BARTLETT